Leases (Details) - Schedule of operating lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The components of lease expense were as follows:
Operating leases expenses	$ 698	$ 243	$ 192
Cash flow information related to operating leases follows:
Cash used in operating activities	449	223	188
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$ 5,446	$ 398	$ 141